As filed with the Securities and Exchange Commission on May 29, 2019

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22397

IronBridge Funds, Inc.
(Exact name of registrant as specified in charter)

One Parkview Plaza
Suite 700
Oakbrook Terrace, Illinois 60181
(Address of principal executive offices) (Zip code)

Walter H. Clark
One Parkview Plaza, Suite 700
Oakbrook Terrace, Illinois 60181
 (Name and address of agent for service)

(630) 684-8300
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2019

Date of reporting period: March 31, 2019

Item 1. Schedule of Investments.

IronBridge Small Cap Fund
Schedule of Investments
March 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 95.6%
	Aerospace & Defense - 2.5%
12,062	Curtiss-Wright Corp.	$1,367,107
6,363	Teledyne Technologies, Inc. (a)	1,508,095
		2,875,202

	Auto Components - 0.8%
14,097	Visteon Corp. (a)	949,433

	Banks - 12.6%
27,458	Columbia Banking System, Inc.	897,602
18,445	Cullen/Frost Bankers, Inc.	1,790,456
106,691	CVB Financial Corp.	2,245,845
115,435	Investors Bancorp, Inc.	1,367,905
42,160	PacWest Bancorp	1,585,637
78,256	Seacoast Banking Corp. of Florida (a)	2,062,046
60,240	TriCo Bancshares	2,366,830
38,892	Webster Financial Corp.	1,970,658
		14,286,979

	Biotechnology - 4.1%
5,493	Bluebird Bio, Inc. (a)	864,214
8,528	Ionis Pharmaceuticals, Inc. (a)	692,218
31,217	Repligen Corp. (a)	1,844,300
10,454	Seattle Genetics, Inc. (a)	765,651
7,740	Ultragenyx Pharmaceutical, Inc. (a)	536,846
		4,703,229

	Capital Markets - 1.1%
23,344	Stifel Financial Corp.	1,231,630

	Chemicals - 0.4%
7,335	Sensient Technologies Corp.	497,240

	Commercial Services & Supplies - 1.6%
16,857	Brink's Co. (The)	1,271,186
9,910	US Ecology, Inc.	554,762
		1,825,948

	Construction & Engineering - 0.5%
4,184	Valmont Industries, Inc.	544,338

	Containers & Packaging - 1.5%
16,395	AptarGroup, Inc.	1,744,264

	Distributors - 2.6%
18,058	Pool Corp.	2,979,028

	Diversified Consumer Services - 4.1%
26,018	Bright Horizons Family Solutions, Inc. (a)	3,307,148
11,938	Grand Canyon Education, Inc. (a)	1,367,020
		4,674,168

	Electrical Equipment - 1.0%
16,399	EnerSys, Inc.	1,068,559

	Electronic Equipment, Instruments & Components - 0.8%
4,852	Littelfuse, Inc.	885,393

	Equity Real Estate Investment - 6.8%
61,139	Acadia Realty Trust	1,667,260
116,296	CatchMark Timber Trust, Inc. - Class A	1,142,027
22,473	EastGroup Properties, Inc.	2,508,886
72,067	Equity Commonwealth	2,355,870
		7,674,043

	Food Products - 1.2%
8,344	J&J Snack Foods Corp.	1,325,361

	Gas Utilities - 1.0%
19,925	UGI Corp.	1,104,244

	Health Care Equipment & Supplies - 4.4%
7,918	Cantel Medical Corp.	529,635
23,686	Neogen Corp. (a)	1,359,339
28,368	West Pharmaceutical Services, Inc.	3,126,154
		5,015,128

	Health Care Providers & Services - 1.1%
16,033	HealthEquity, Inc. (a)	1,186,121

	Health Care Technology - 3.6%
23,314	Medidata Solutions, Inc. (a)	1,707,518
21,011	Omnicell, Inc. (a)	1,698,529
12,758	Tabula Rasa HealthCare, Inc. (a)	719,806
		4,125,853

	Hotels, Restaurants & Leisure - 2.0%
10,601	Vail Resorts, Inc.	2,303,597

	Information Technology Services - 2.1%
17,177	Jack Henry & Associates, Inc.	2,383,137

	Insurance - 4.9%
33,070	American Financial Group, Inc.	3,181,665
33,342	Argo Group International Holdings Ltd.	2,355,946
		5,537,611

	Life Sciences Tools & Services - 1.9%
103,542	NeoGenomics, Inc. (a)	2,118,469

	Machinery - 6.8%
14,082	IDEX Corp.	2,136,803
31,423	ITT, Inc.	1,822,534
17,008	Kadant, Inc.	1,496,024
20,115	Lincoln Electric Holdings, Inc.	1,687,045
4,910	RBC Bearings, Inc. (a)	624,405
		7,766,811

	Metals & Mining - 2.0%
49,666	Carpenter Technology Corp.	2,277,186

	Mortgage Real Estate Investment - 1.9%
133,201	Redwood Trust, Inc.	2,151,196

	Oil, Gas & Consumable Fuels - 1.7%
89,211	Centennial Resource Development, Inc. - Class A (a)	784,165
89,239	WPX Energy, Inc. (a)	1,169,923
		1,954,088

	Pharmaceuticals - 1.7%
36,345	Amneal Pharmaceuticals, Inc. (a)	515,009
34,868	Catalent, Inc. (a)	1,415,292
		1,930,301

	Semiconductor & Semiconductor Equipment - 3.2%
79,223	Cypress Semiconductor Corp.	1,182,007
10,725	MKS Instruments, Inc.	997,961
10,654	Monolithic Power Systems, Inc.	1,443,511
		3,623,479

	Software - 10.6%
20,303	CommVault Systems, Inc. (a)	1,314,416
19,487	Digimarc Corp. (a)	611,502
10,520	Fair Isaac Corp. (a)	2,857,547
18,291	Guidewire Software, Inc. (a)	1,777,153
9,527	Proofpoint, Inc. (a)	1,156,864
29,187	PTC, Inc. (a)	2,690,458
7,984	Tyler Technologies, Inc. (a)	1,631,930
		12,039,870

	Specialty Retail - 1.6%
20,841	Monro Muffler Brake, Inc.	1,803,163

		Textiles, Apparel & Luxury Goods - 3.5%
20,334		Columbia Sportswear Co.	2,118,396
52,422		Wolverine World Wide, Inc.	1,873,038
			3,991,434

		TOTAL COMMON STOCKS
		(Cost $71,154,073)	$108,576,503

		SHORT-TERM INVESTMENTS - 4.4%
		MONEY MARKET - 4.4%
5,031,000		First American Government Obligations Fund - Class X - 2.36% (b)	5,031,000
		TOTAL SHORT-TERM INVESTMENTS
		(Cost $5,031,000)	5,031,000

		TOTAL INVESTMENTS - 100.0%
		(Cost $76,185,073)	$113,607,503
		Other Assets in Excess of Liabilities - 0.0%	18,685
		TOTAL NET ASSETS - 100.0%	$113,626,188

	(a)	Non-Income Producing.
	(b)	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by RMB Capital Management, LLC.

IronBridge SMID Cap Fund
Schedule of Investments
March 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 96.4%
	Aerospace & Defense - 3.2%
32,494	HEICO Corp.	$3,082,706
11,102	Teledyne Technologies, Inc. (a)	2,631,285
		5,713,991

	Auto Components - 0.8%
21,034	Visteon Corp. (a)	1,416,640

	Banks - 7.4%
23,110	Cullen/Frost Bankers, Inc.	2,243,288
34,585	First Republic Bank	3,474,409
40,017	Pinnacle Financial Partners, Inc.	2,188,930
9,935	SVB Financial Group (a)	2,209,146
64,988	Webster Financial Corp.	3,292,942
		13,408,715

	Biotechnology - 5.2%
7,599	Bluebird Bio, Inc. (a)	1,195,551
13,909	Exact Sciences Corp. (a)	1,204,798
18,395	Ionis Pharmaceuticals, Inc. (a)	1,493,122
44,919	Repligen Corp. (a)	2,653,814
5,702	Sage Therapeutics, Inc. (a)	906,903
14,108	Seattle Genetics, Inc. (a)	1,033,270
13,974	Ultragenyx Pharmaceutical, Inc. (a)	969,237
		9,456,695

	Capital Markets - 1.7%
6,970	MarketAxess Holdings, Inc.	1,715,178
24,923	Stifel Financial Corp.	1,314,937
		3,030,115

	Chemicals - 1.4%
42,605	RPM International, Inc.	2,472,794

	Commercial Services & Supplies - 4.0%
29,533	Brink's Co. (The)	2,227,083
83,306	Copart, Inc. (a)	5,047,511
		7,274,594

	Construction Materials - 1.3%
27,414	Eagle Materials, Inc.	2,311,000

	Containers & Packaging - 1.6%
25,557	Avery Dennison Corp.	2,887,941

	Diversified Consumer Services - 3.0%
43,480	Bright Horizons Family Solutions, Inc. (a)	5,526,743

	Electronic Equipment, Instruments & Components - 2.7%
17,400	FLIR Systems, Inc.	827,892
10,560	Littelfuse, Inc.	1,926,989
54,560	Trimble, Inc. (a)	2,204,224
		4,959,105

	Equity Real Estate Investment - 8.1%
75,246	Acadia Realty Trust	2,051,958
28,976	Alexandria Real Estate Equities, Inc.	4,130,819
46,250	CyrusOne, Inc.	2,425,350
21,708	EastGroup Properties, Inc.	2,423,481
110,335	Equity Commonwealth	3,606,851
		14,638,459

	Gas Utilities - 1.6%
52,075	UGI Corp.	2,885,997

	Health Care Equipment & Supplies - 8.3%
7,908	ABIOMED, Inc. (a)	2,258,446
12,427	Cantel Medical Corp.	831,242
15,015	IDEXX Laboratories, Inc. (a)	3,357,354
14,153	Teleflex, Inc.	4,276,470
39,316	West Pharmaceutical Services, Inc.	4,332,623
		15,056,135

	Health Care Providers & Services - 1.0%
24,666	HealthEquity, Inc. (a)	1,824,791

	Health Care Technology - 1.9%
34,085	Medidata Solutions, Inc. (a)	2,496,385
16,933	Tabula Rasa HealthCare, Inc. (a)	955,360
		3,451,745

	Hotels, Restaurants & Leisure - 2.1%
17,444	Vail Resorts, Inc.	3,790,581

	Household Durables - 0.8%
537	NVR, Inc. (a)	1,485,879

	Industrial Conglomerates - 1.6%
23,264	Carlisle Cos., Inc.	2,852,632

	Information Technology Services - 4.4%
18,766	Black Knight, Inc. (a)	1,022,747
21,200	Gartner, Inc. (a)	3,215,616
27,108	Jack Henry & Associates, Inc.	3,760,964
		7,999,327

	Insurance - 4.7%
48,392	American Financial Group, Inc.	4,655,794
3,802	Markel Corp. (a)	3,787,705
		8,443,499

	Machinery - 5.6%
54,541	Graco, Inc.	2,700,870
32,324	IDEX Corp.	4,904,844
43,311	ITT, Inc.	2,512,038
		10,117,752

	Metals & Mining - 1.2%
60,275	Steel Dynamics, Inc.	2,125,899

	Mortgage Real Estate Investment - 0.6%
73,390	Redwood Trust, Inc.	1,185,248

	Multiline Retail - 1.6%
66,182	Nordstrom, Inc.	2,937,157

	Multi-Utilities - 1.8%
58,980	CMS Energy Corp.	3,275,749

	Oil, Gas & Consumable Fuels - 2.8%
25,997	Diamondback Energy, Inc.	2,639,475
179,824	WPX Energy, Inc. (a)	2,357,493
		4,996,968

	Pharmaceuticals - 1.1%
47,983	Catalent, Inc. (a)	1,947,630

	Road & Rail - 1.8%
22,437	Old Dominion Freight Line, Inc.	3,239,678

	Semiconductor & Semiconductor Equipment - 2.9%
110,983	Cypress Semiconductor Corp.	1,655,866
14,175	MKS Instruments, Inc.	1,318,984
17,109	Monolithic Power Systems, Inc.	2,318,099
		5,292,949

	Software - 8.9%
25,077	CommVault Systems, Inc. (a)	1,623,485
16,602	Fair Isaac Corp. (a)	4,509,601
19,833	Guidewire Software, Inc. (a)	1,926,974
15,035	Proofpoint, Inc. (a)	1,825,700
39,974	PTC, Inc. (a)	3,684,804
12,600	Tyler Technologies, Inc. (a)	2,575,440
		16,146,004

	Textiles, Apparel & Luxury Goods - 1.3%
64,782	Wolverine World Wide, Inc.	2,314,661

	TOTAL COMMON STOCKS
	(Cost $111,717,141)	$174,467,073

		SHORT-TERM INVESTMENTS - 4.1%
		MONEY MARKET - 4.1%
7,472,886		First American Government Obligations Fund - Class X - 2.36% (b)	7,472,886
		TOTAL SHORT-TERM INVESTMENTS
		(Cost $7,472,886)	7,472,886
		TOTAL INVESTMENTS - 100.5%
		(Cost $119,190,027)	$181,939,959
		Liabilities in Excess of Other Assets - (0.5)%	(837,639)
		TOTAL NET ASSETS - 100.0%	$181,102,320

	(a)	Non-Income Producing.
	(b)	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by RMB Capital Management, LLC.

IronBridge Large Cap Fund
Schedule of Investments
March 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 97.1%
	Banks - 3.8%
10,911	Citigroup, Inc.	$678,882
3,992	M&T Bank Corp.	626,824
		1,305,706

	Beverages - 3.4%
7,250	Diageo PLC - ADR	1,186,173

	Biotechnology - 2.2%
4,058	Amgen, Inc.	770,939

	Capital Markets - 6.1%
6,010	CME Group, Inc.	989,126
26,373	Morgan Stanley	1,112,940
		2,102,066

	Chemicals - 3.3%
6,365	Ecolab, Inc.	1,123,677

	Commercial Services & Supplies - 2.5%
25,217	Ritchie Bros Auctioneers, Inc.	857,378

	Communications Equipment - 2.5%
16,155	Cisco Systems, Inc.	872,209

	Containers & Packaging - 2.7%
8,309	Avery Dennison Corp.	938,917

	Electronic Equipment, Instruments & Components - 5.4%
10,897	Amphenol Corp. - Class A	1,029,113
8,670	CDW Corp.	835,528
		1,864,641

	Equity Real Estate Investment - 4.5%
7,880	American Tower Corp.	1,552,833

	Health Care Equipment & Supplies - 6.6%
4,505	Becton, Dickinson & Co.	1,125,033
8,734	Danaher Corp.	1,153,063
		2,278,096

	Health Care Providers & Services - 3.7%
5,123	UnitedHealth Group, Inc.	1,266,713

	Hotels, Restaurants & Leisure - 5.1%
13,835	Starbucks Corp.	1,028,494
3,291	Vail Resorts, Inc.	715,134
		1,743,628

	Information Technology Services - 9.0%
7,210	Accenture PLC - Class A	1,269,104
6,525	Jack Henry & Associates, Inc.	905,279
5,880	Visa, Inc. - Class A	918,397
		3,092,780

	Insurance - 2.5%
8,776	American Financial Group, Inc.	844,339

	Machinery - 3.8%
9,025	Illinois Tool Works, Inc.	1,295,358

	Multiline Retail - 0.9%
6,830	Nordstrom, Inc.	303,115

	Oil, Gas & Consumable Fuels - 4.0%
5,982	EOG Resources, Inc.	569,367
12,366	Occidental Petroleum Corp.	818,629
		1,387,996

	Pharmaceuticals - 4.5%
11,074	Johnson & Johnson	1,548,035

	Road & Rail - 3.7%
7,560	Union Pacific Corp.	1,264,032

	Semiconductor & Semiconductor Equipment - 2.2%
7,090	Analog Devices, Inc.	746,364

	Software - 5.5%
16,040	Microsoft Corp.	1,891,758

	Specialty Retail - 3.4%
6,064	Home Depot, Inc. (The)	1,163,621

	Technology Hardware, Storage & Peripherals - 3.7%
6,620	Apple, Inc.	1,257,469

	Trading Companies & Distributors - 2.1%
4,973	Watsco, Inc.	712,183

		TOTAL COMMON STOCKS
		(Cost $25,622,880)	$33,370,026

		SHORT-TERM INVESTMENTS - 2.8%
		MONEY MARKET - 2.8%
978,564		First American Government Obligations Fund - Class X - 2.36% (a)	978,564
		TOTAL SHORT-TERM INVESTMENTS
		(Cost $978,564)	978,564
		TOTAL INVESTMENTS - 99.9%
		(Cost $26,601,444)	$34,348,590
		Other Assets in Excess of Liabilities - 0.1%	27,132
		TOTAL NET ASSETS 100.0%	$34,375,722

	ADR	American Depositary Receipt
	(a)	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by RMB Capital Management, LLC.

Investment Valuation
Equity securities for which market quotations are readily available are valued at the last reported sale price on the national securities exchange on which such securities are primarily traded. Equity securities for which there were no transactions on a given day or securities not listed on a national securities exchange are valued at the most recent sale price. Shares of underlying mutual funds are valued at their respective NAVs. Securities that are primarily traded on foreign exchanges generally are valued at the last sale price of such securities on their respective exchange. In certain countries, market maker prices, usually the mean between the bid and ask prices, are used. In certain circumstances, such as when a significant event occurs in a foreign market so that the last sale price no longer reflects actual value, the fair value of these securities may be determined using fair valuation procedures approved by the Board of Directors (the “Board”). Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by RMB pursuant to guidelines established by the Board.

IronBridge Small Cap Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stock*	$108,576,503	$-	$-	$108,576,503
Total Equity	108,576,503	-	-	108,576,503

Short-Term Investments	5,031,000	-	-	5,031,000
Total Investments in Securities	$113,607,503	$-	$-	$113,607,503

IronBridge SMID Cap Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stock*	$174,467,073	$-	$-	$174,467,073
Total Equity	174,467,073	-	-	174,467,073

Short-Term Investments	7,472,886	-	-	7,472,886
Total Investments in Securities	$181,939,959	$-	$-	$181,939,959

IronBridge Large Cap Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stock*	$33,370,026	$-	$-	$33,370,026
Total Equity	33,370,026	-	-	33,370,026

Short-Term Investments	978,564	-	-	978,564
Total Investments in Securities	$34,348,590	$-	$-	$34,348,590

* See Funds' Schedule of Investments for Industry classifications.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IronBridge Funds, Inc.

By   /s/ Walter H. Clark
        Walter H. Clark, President

Date   May 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ Walter H. Clark
        Walter H. Clark, President

Date   May 28, 2019

By  /s/ Maher Harb
       Maher Harb, Chief Financial Officer and Treasurer

Date   May 28, 2019